Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001045487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Retail Class | James Balanced: Golden Rainbow Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES BALANCED: GOLDEN RAINBOW FUND (RETAIL CLASS)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Balanced: Golden Rainbow Fund (the "Fund") seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds, and the Fund currently anticipates the rate may exceed 100% percent in the near future.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund's portfolio will consist primarily of issues rated "Baa2" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("S&P") and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years). The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund's investments decreases. Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels. Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. The Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Small Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Retail Class Shares) (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Quarter 2009 7.45% Worst Quarter 1st Quarter 2009 -7.09% The Fund's Retail Class Shares year-to-date return as of September 30, 2017 was 3.49%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Retail Class | James Balanced: Golden Rainbow Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLRBX
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%
One Year	rr_ExpenseExampleYear01	$ 99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	$ 1,189
Annual Return 2007	rr_AnnualReturn2007	8.61%
Annual Return 2008	rr_AnnualReturn2008	(5.53%)
Annual Return 2009	rr_AnnualReturn2009	7.12%
Annual Return 2010	rr_AnnualReturn2010	14.06%
Annual Return 2011	rr_AnnualReturn2011	4.77%
Annual Return 2012	rr_AnnualReturn2012	8.13%
Annual Return 2013	rr_AnnualReturn2013	12.97%
Annual Return 2014	rr_AnnualReturn2014	7.12%
Annual Return 2015	rr_AnnualReturn2015	(0.68%)
Annual Return 2016	rr_AnnualReturn2016	4.17%
1 Year	rr_AverageAnnualReturnYear01	4.17%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Retail Class | James Balanced: Golden Rainbow Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Retail Class | James Balanced: Golden Rainbow Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Retail Class | James Balanced: Golden Rainbow Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Retail Class | James Balanced: Golden Rainbow Fund | Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Capital Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	5.88%
James Small Cap Fund | James Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Small Cap Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of small capitalization companies. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the Fund's 80% investment policy. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, including ETFs that invest primarily in such securities. As of September 30, 2017, the largest market capitalization of the companies included in the Russell 2000® Index was $10.31 billion. Micro cap securities are considered small capitalization securities.

The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell 2000® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Small Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are more volatile and their markets less liquid relative to larger cap securities. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4th Quarter 2011 16.98% Worst Quarter 4th Quarter 2008 -20.84% The Fund's year-to-date return as of September 30, 2017 was 2.36%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain)and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain)and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

James Small Cap Fund | James Small Cap Fund | James Small Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JASCX
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
One Year	rr_ExpenseExampleYear01	$ 155
Three Years	rr_ExpenseExampleYear03	480
Five Years	rr_ExpenseExampleYear05	829
Ten Years	rr_ExpenseExampleYear10	$ 1,810
Annual Return 2007	rr_AnnualReturn2007	(6.16%)
Annual Return 2008	rr_AnnualReturn2008	(35.70%)
Annual Return 2009	rr_AnnualReturn2009	20.04%
Annual Return 2010	rr_AnnualReturn2010	27.24%
Annual Return 2011	rr_AnnualReturn2011	10.43%
Annual Return 2012	rr_AnnualReturn2012	7.35%
Annual Return 2013	rr_AnnualReturn2013	38.38%
Annual Return 2014	rr_AnnualReturn2014	1.54%
Annual Return 2015	rr_AnnualReturn2015	(4.34%)
Annual Return 2016	rr_AnnualReturn2016	15.63%
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	10.78%
10 Years	rr_AverageAnnualReturnYear10	5.44%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions | James Small Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	5.15%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions and Sales | James Small Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	4.29%
James Small Cap Fund | James Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
James Mid Cap Fund | James Mid Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Mid Cap Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the Fund's 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Value Index. As of September 30, 2017, the largest market capitalization of the companies included in the S&P Mid Cap 400® Value Index was $10.9 billion and the smallest market capitalization was $925.72 million.

The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the S&P MidCap 400® Value Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid Cap Company Risk: Mid capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Quarter 2009 17.51% Worst Quarter 4th Quarter 2008 -22.47% The Fund's year-to-date return as of September 30, 2017 was 9.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

James Mid Cap Fund | James Mid Cap Fund | James Mid Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMDX
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
One Year	rr_ExpenseExampleYear01	$ 155
Three Years	rr_ExpenseExampleYear03	480
Five Years	rr_ExpenseExampleYear05	829
Ten Years	rr_ExpenseExampleYear10	$ 1,810
Annual Return 2007	rr_AnnualReturn2007	1.63%
Annual Return 2008	rr_AnnualReturn2008	(34.88%)
Annual Return 2009	rr_AnnualReturn2009	27.57%
Annual Return 2010	rr_AnnualReturn2010	22.43%
Annual Return 2011	rr_AnnualReturn2011	(2.15%)
Annual Return 2012	rr_AnnualReturn2012	12.90%
Annual Return 2013	rr_AnnualReturn2013	32.19%
Annual Return 2014	rr_AnnualReturn2014	5.77%
Annual Return 2015	rr_AnnualReturn2015	0.86%
Annual Return 2016	rr_AnnualReturn2016	5.33%
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	10.89%
10 Years	rr_AverageAnnualReturnYear10	5.43%
James Mid Cap Fund | James Mid Cap Fund | After Taxes on Distributions | James Mid Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	4.60%
James Mid Cap Fund | James Mid Cap Fund | After Taxes on Distributions and Sales | James Mid Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	4.29%
James Mid Cap Fund | James Mid Cap Fund | S&P Mid Cap 400® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	16.07%
10 Years	rr_AverageAnnualReturnYear10	8.48%
James Long-Short Fund | James Long-Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES LONG-SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Long-Short Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic equity securities ("long positions") that the Adviser believes are undervalued and more likely to appreciate, and sells short equity securities ("short positions") that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities. A short sale involves the Fund selling a security that it does not own, borrowing the same security from a broker or other institution to complete the sale, and buying the same security at a later date to repay the lender. If the price of the security declines before the Fund buys the security to repay the lender, the Fund makes a profit. If the price increases, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. The Fund may at any time have either a net long exposure or a net short exposure to the markets, and the long-short exposure will vary over time based on the Adviser's assessment of market conditions and other factors. For example, if the Adviser is "bullish" on the markets, the portion of the Fund's assets allocated to long positions will likely increase; or if the Adviser is "bearish" on the markets, the portion of the Fund's assets allocated to short positions will likely increase. At times, the Fund may employ a strategy known as 130/30. This means that it may maintain 100% net long exposure by investing 130% of its net assets in long positions and 30% of its net assets in short positions. The Fund will only use this strategy when its risk indicators favor doing so. At any one time, the Fund can have up to 100% of its total assets (including any borrowings) invested in long positions or short positions.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and real estate investment trusts ("REITs"), as well as exchange traded funds ("ETFs") that invest primarily in equity securities and exchange traded notes ("ETNs") whose returns are linked to an equity index. Fixed income securities that the Fund will principally invest in are corporate bonds, notes, high yield bonds, municipal securities, U.S. government securities and sovereign and supranational securities, as well as ETFs that invest primarily in such securities and ETNs whose returns are linked to fixed income indexes, currencies or interest rates. The Fund may take long and short positions in fixed income securities of any maturity or credit quality. A significant portion of the Fund's long and short equity positions may be invested in smaller capitalization securities.

When the Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

In seeking to achieve its principal investment strategies, the Fund will engage in trading of portfolio securities that will likely result in a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current income tax liability. These costs, which are not reflected in annual fund operating expenses, affect the Fund's performance. The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Borrowing Risk: Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of a fluctuation in the Fund's net asset value ("NAV"). This is the speculative factor known as leverage. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Exchange Traded Note Risk: ETNs are synthetic securities, typically unsecured, with returns linked to the performance of a market index. An ETN does not own the underlying index it is tracking, and thus the Fund will have no claim on the index and will be totally reliant on the counterparty for payment. ETNs are subject to credit risk of the counterparty, and the value of an ETN will vary and will be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets to which its payments are linked, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund's investments decreases. Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels. Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. The Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

High Yield Securities Risk: The Fund may be subject to greater levels of price volatility as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as junk bonds) than funds that do not invest in such securities. Such bonds are considered to be predominately speculative because of the issuer's lower ability to make principal and interest payments. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, there may be potential for partial recovery of the value of the bonds, but the Fund could also lose its entire investment.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the markets.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Portfolio Turnover Risk: As a result of the Fund's 130/30 strategy, described above in the Principal Investment Strategies, the Fund's portfolio turnover rate may vary significantly from year to year. From time to time, the Fund's portfolio turnover rate and may significantly exceed 100%. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current income tax liability. Industry practice is to calculate the turnover ratio only on the Fund's long portfolio. If short positions were also included in this calculation, the Fund's turnover ratio would likely be higher.

REIT Risk: To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as decreases in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Short Selling Risk: The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, in which case the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Small Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are even more volatile and their markets less liquid than other small or mid cap securities. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk: The Fund may invest in sovereign and supranational debt obligations. Investment in sovereign and supranational debt obligations involves special risks not present in foreign corporate debt obligations. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign and supranational debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund for one year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund for one year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 1st Quarter 2013 12.17% Worst Quarter 2nd Quarter 2015 -6.69% The Fund's year-to-date return as of September 30, 2017 was 8.05%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

James Long-Short Fund | James Long-Short Fund | James Long-Short Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAZZX
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.01%
Interest Expense	rr_Component2OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%
One Year	rr_ExpenseExampleYear01	$ 161
Three Years	rr_ExpenseExampleYear03	499
Five Years	rr_ExpenseExampleYear05	860
Ten Years	rr_ExpenseExampleYear10	$ 1,876
Annual Return 2012	rr_AnnualReturn2012	8.12%
Annual Return 2013	rr_AnnualReturn2013	24.54%
Annual Return 2014	rr_AnnualReturn2014	8.07%
Annual Return 2015	rr_AnnualReturn2015	(4.88%)
Annual Return 2016	rr_AnnualReturn2016	2.19%
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
James Long-Short Fund | James Long-Short Fund | After Taxes on Distributions | James Long-Short Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
James Long-Short Fund | James Long-Short Fund | After Taxes on Distributions and Sales | James Long-Short Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
James Long-Short Fund | James Long-Short Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Institutional Class | James Balanced: Golden Rainbow Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – JAMES BALANCED: GOLDEN RAINBOW FUND (INSTITUTIONAL CLASS)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Balanced: Golden Rainbow Fund (the "Fund") seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds, and the Fund currently anticipates the rate may exceed 100% percent in the near future.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund's portfolio will consist primarily of issues rated "Baa2" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("S&P") and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years). The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities will generally decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund's investments decreases. Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels. Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. Our Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Small Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Institutional Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the average annual total returns of the Institutional Class shares of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Institutional Class shares of the Fund is not necessarily an indication of how the Institutional Class shares of the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Institutional Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the average annual total returns of the Institutional Class shares of the Fund over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the past performance of the Institutional Class shares of the Fund is not necessarily an indication of how the Institutional Class shares of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Institutional Class Shares) (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Quarter 2010 6.70% Worst Quarter 3rd Quarter 2011 -4.69% The Fund's Institutional Class year-to-date return as of September 30, 2017 was 3.69%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Institutional Class Shares) (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Institutional Class | James Balanced: Golden Rainbow Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLRIX
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%
One Year	rr_ExpenseExampleYear01	$ 74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	400
Ten Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	5.02%
Annual Return 2012	rr_AnnualReturn2012	8.42%
Annual Return 2013	rr_AnnualReturn2013	13.23%
Annual Return 2014	rr_AnnualReturn2014	7.42%
Annual Return 2015	rr_AnnualReturn2015	(0.48%)
Annual Return 2016	rr_AnnualReturn2016	4.43%
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Institutional Class | James Balanced: Golden Rainbow Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Institutional Class | James Balanced: Golden Rainbow Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Institutional Class | James Balanced: Golden Rainbow Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
Institutional Class | James Balanced: Golden Rainbow Fund | Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Capital Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2009
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – JAMES MICRO CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Micro Cap Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds, and the Fund currently anticipates the rate may exceed 100% percent in the near future.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of micro capitalization companies. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the Fund's 80% investment policy. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including ETFs that invest primarily in such securities. As of September 30, 2017, the largest market capitalization of the companies included in the Russell Microcap® Index was $2.11 billion. The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell Microcap® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Adviser uses a disciplined sell strategy for the Fund. The Adviser may sell securities because of a deterioration of the underlying company's financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are even more volatile and their markets considerably less liquid than small cap and mid cap securities. In addition, as any size of trade can have a large percentage impact on the price of a micro cap stock, the Fund will be more susceptible to sudden and significant losses.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4th Quarter 2011 17.70% Worst Quarter 3rd Quarter 2011 -22.75% The Fund's year-to-date return as of September 30, 2017 was 0.22%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | JAMES MICRO CAP FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMCRX
Redemption Fee (for redemptions within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
One Year	rr_ExpenseExampleYear01	$ 155
Three Years	rr_ExpenseExampleYear03	480
Five Years	rr_ExpenseExampleYear05	829
Ten Years	rr_ExpenseExampleYear10	$ 1,810
Annual Return 2011	rr_AnnualReturn2011	(6.57%)
Annual Return 2012	rr_AnnualReturn2012	9.84%
Annual Return 2013	rr_AnnualReturn2013	47.26%
Annual Return 2014	rr_AnnualReturn2014	6.39%
Annual Return 2015	rr_AnnualReturn2015	2.61%
Annual Return 2016	rr_AnnualReturn2016	19.62%
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions | JAMES MICRO CAP FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	14.97%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions and Sales | JAMES MICRO CAP FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.10%
5 Years	rr_AverageAnnualReturnYear05	12.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.37%
5 Years	rr_AverageAnnualReturnYear05	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – JAMES AGGRESSIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Aggressive Allocation Fund (the "Fund") seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Estimated Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 198% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The James Aggressive Allocation Fund is a portfolio comprised of both equity and debt securities that seeks return primarily through growth and income and secondarily through preservation of capital. Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in high quality fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with typically at least 60% of its assets in equity securities and at least 15% of its assets in fixed income securities. On occasion, the Fund could hold as little as 50% in equity securities or as high as 100%. The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund's portfolio will consist primarily of issues rated "Baa2" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("S&P") and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Asset Allocation Risk: This Fund will employ an aggressive allocation strategy, which means it will generally hold a large part of its assets in equity securities and a smaller part of its assets in fixed income securities. This strategy will make the Fund more volatile than a Fund that employs a more moderate allocation to equity securities. Therefore, it may increase the frequency in which the Fund could experience negative performance.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund's investments decreases. Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels. Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. The Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Smaller Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (Year ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4th Quarter 2016 3.41% Worst Quarter 1st Quarter 2016 1.43% The Fund's year-to-date return as of September 30, 2017 was 5.58%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of a Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of a Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

James Aggressive Allocation Fund | James Aggressive Allocation Fund | James Aggressive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAVAX
Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
One Year	rr_ExpenseExampleYear01	$ 104
Three Years	rr_ExpenseExampleYear03	325
Five Years	rr_ExpenseExampleYear05	563
Ten Years	rr_ExpenseExampleYear10	$ 1,247
Annual Return 2016	rr_AnnualReturn2016	9.09%
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions | James Aggressive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions and Sales | James Aggressive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
James Aggressive Allocation Fund | James Aggressive Allocation Fund | 65% Russell 3000 Index 35% Barclays U.S. Govt. Credit (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Class T Shares | James Balanced: Golden Rainbow Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES BALANCED: GOLDEN RAINBOW FUND CLASS T
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Balanced: Golden Rainbow Fund (the "Fund") seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary. More information about these and other waivers and discounts, if any, is available in the "How to Purchase Shares" section of this prospectus, "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus, and the "Shares of the Fund" section of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund's portfolio turnover rate may be relatively high, as compared to other mutual funds, and the Fund currently anticipates the rate may exceed 100% percent in the near future .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Class T Shares of the Fund have not yet commenced operations, no financial data is available. As such, these amounts are based on Retail Class shares of the Fund for the fiscal year ended June 30, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund's portfolio will consist primarily of issues rated "Baa2" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("S&P") and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years). The Fund may add more securities to the portfolio to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund's investments decreases. Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels. Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. The Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the "UK") voted to exit the EU (known as "Brexit"). While the full impact of Brexit is unknown, the current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Portfolio Turnover Risk: The Fund may have a higher portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger or smaller current income tax liability.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Small Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. The Retail Class shares are presented below because the Class T shares have not yet commenced operations. The Class T shares would have substantially similar annual returns as those presented because the shares are invested in the same portfolio and would differ only to the extent that the Classes do not have the same expenses. Because the expenses for the Class T shares are higher, the performance for the Class T shares would be lower than that presented. The performance does not include the effect of sales charges. If sales charges were reflected, the returns for the Class T shares would be lower. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Retail Class shares are presented below because the Class T shares have not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Retail Class Shares) (Years ended December 31):
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance does not include the effect of sales charges. If sales charges were reflected, the returns for the Class T shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Quarter 2009 7.45% Worst Quarter 1st Quarter 2009 -7.09% The Fund's Retail Class Shares year-to-date return as of September 30, 2017 was 3.49%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2016)[1]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
1.	These returns are for the Retail Class which is not presented but would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Because the expenses for the Class T shares are higher, the performance for the Class T shares would be lower than that presented.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates then in effect for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Class T Shares | James Balanced: Golden Rainbow Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLRTX
Maximum Sales Charge Load	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%
One Year	rr_ExpenseExampleYear01	$ 99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	$ 1,189
Annual Return 2007	rr_AnnualReturn2007	8.61%
Annual Return 2008	rr_AnnualReturn2008	(5.53%)
Annual Return 2009	rr_AnnualReturn2009	7.12%
Annual Return 2010	rr_AnnualReturn2010	14.06%
Annual Return 2011	rr_AnnualReturn2011	4.77%
Annual Return 2012	rr_AnnualReturn2012	8.13%
Annual Return 2013	rr_AnnualReturn2013	12.97%
Annual Return 2014	rr_AnnualReturn2014	7.12%
Annual Return 2015	rr_AnnualReturn2015	(0.68%)
Annual Return 2016	rr_AnnualReturn2016	4.17%
1 Year	rr_AverageAnnualReturnYear01	4.17%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Class T Shares | James Balanced: Golden Rainbow Fund | After Taxes on Distributions | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Class T Shares | James Balanced: Golden Rainbow Fund | After Taxes on Distributions and Sales | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Class T Shares | James Balanced: Golden Rainbow Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Class T Shares | James Balanced: Golden Rainbow Fund | Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Capital Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	5.88%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
[2]	Because Class T Shares of the Fund have not yet commenced operations, no financial data is available. As such, these amounts are based on Retail Class shares of the Fund for the fiscal year ended June 30, 2017.